UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2018 is filed herewith.

Statement of Investments (unaudited)

January 31, 2018

Shares	Description	Value
COMMON STOCKS (95.5%)(a)
AUSTRALIA (77.4%)
CONSUMER STAPLES (5.8%)
213,600	Coca-Cola Amatil Ltd.	$1,441,777
281,000	Treasury Wine Estates Ltd.	3,870,670
163,900	Woolworths Group Ltd.	3,559,698

		8,872,145

ENERGY (6.4%)
113,600	Caltex Australia Ltd.	3,179,662
251,900	Woodside Petroleum Ltd.	6,725,459

		9,905,121

FINANCIALS (37.2%)
561,100	AMP Ltd.	2,370,016
197,200	ASX Ltd.	8,677,166
340,300	Australia & New Zealand Banking Group Ltd.	7,816,408
122,300	Commonwealth Bank of Australia	7,759,426
431,100	IOOF Holdings Ltd.	3,826,056
1,345,300	Medibank Pvt Ltd.	3,622,620
84,600	Perpetual Ltd.	3,566,005
1,408,000	Scentre Group, REIT	4,724,612
772,200	Westfield Corp.	5,719,485
372,000	Westpac Banking Corp.	9,268,363

		57,350,157

HEALTH CARE (11.4%)
40,000	Cochlear Ltd.	5,582,835
79,475	CSL Ltd.	9,344,618
1,753,500	Healthscope Ltd.	2,727,956

		17,655,409

INDUSTRIALS (1.6%)
314,700	Brambles Ltd.	2,502,709

INFORMATION TECHNOLOGY (1.4%)
217,000	Iress Ltd.	2,094,664

MATERIALS (4.7%)
820,400	Adelaide Brighton Ltd.	4,292,006
983,800	Incitec Pivot Ltd.	2,944,768

		7,236,774

TELECOMMUNICATION SERVICES (1.7%)
896,900	Telstra Corp. Ltd.	2,651,731

UTILITIES (7.2%)
294,800	AGL Energy Ltd.	5,554,230
4,107,600	AusNet Services	5,606,228

		11,160,458

		119,429,168

See accompanying Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Statement of Investments (unaudited) (concluded)

January 31, 2018

Shares	Description	Value
COMMON STOCKS (continued)
NEW ZEALAND (2.1%)
TELECOMMUNICATION SERVICES (2.1%)
1,247,400	Spark New Zealand Ltd.(b)	$3,256,701

UNITED KINGDOM (13.0%)
MATERIALS (13.0%)
429,300	BHP Billiton PLC - London Listing	9,560,607
159,500	Rio Tinto PLC - London Listing	8,878,248
535,300	South32 Ltd. - London Listing	1,667,710

		20,106,565

UNITED STATES (3.0%)
HEALTH CARE (3.0%)
460,300	ResMed, Inc.	4,573,344

Total Common Stocks (cost $127,964,090)		147,365,778

SHORT-TERM INVESTMENT (1.2%)
UNITED STATES (1.2%)
1,884,950	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)	1,884,950

Total Short-Term Investment (cost $1,884,950)		1,884,950

Total Investments (cost $129,849,040) - 96.7%		149,250,728

Other Assets in Excess of Liabilities - 3.3%		5,083,921

Net Assets - 100.0%		$154,334,649

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade prices. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Security is not fair valued. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

PLC	-	Public Limited Company

REIT	-	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value, and which objective is not guaranteed. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakdown of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Common Stocks	3,256,701	144,109,077	—	147,365,778
Short-Term Investment	1,884,950	—	—	1,884,950

Total	5,141,651	144,109,077	—	149,250,728

Amounts listed as “—” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended January 31, 2018, the security issued by Spark New Zealand Ltd. transferred from Level 2 to Level 1 at the value of $3,256,701 because the security was valued without the application of a valuation factor at January 31, 2018.

For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies.

Aberdeen Australia Equity Fund, Inc.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Australia Equity Fund, Inc.

Date: March 29, 2018